Schedule of segment reporting (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Revenue
External sales	$ 41,882,613	$ 33,345,268	$ 10,545,843
Results
Segment loss	(12,142,713)	(7,966,035)
Gentral administration costs	9,788,532	8,529,166
Other gains and losses	(6,259,489)	6,677,589
Finance costs	729,848	1,274,998
Loss before tax	(16,401,604)	(24,447,788)
Gain (Loss) for the period from:
Gain (Loss) for the year from Share of net loss of associate		(103,930)
Discontinued operations	1,988,225	(16,243,099)
Gain (Loss) for the year from Non-controlling interest in net loss	(65,219)	74,006	76,066
Net loss	(14,478,598)	(40,720,811)	(32,340,042)
Income tax
Assets	42,694,808	67,462,847	53,415,477
Long-term assets	20,635,907	35,905,165	41,240,004
Assets	42,694,809
Loss before tax	(16,401,604)	(24,551,718)	(26,555,897)
Gain (Loss) for the year from Discontinued operations	(13,203,474)	(15,564,168)	(5,860,211)
Previously stated [member]
Revenue
External sales		37,220,870
Gain (Loss) for the period from:
Gain (Loss) for the year from Share of net loss of associate		(103,930)
Gain (Loss) for the year from Non-controlling interest in net loss		74,006
Net loss		(40,720,811)
Income tax
Assets		67,462,847
Long-term assets		35,905,165
Loss before tax		(39,170,777)
Gain (Loss) for the year from Discontinued operations		(945,109)
North America Area [member]
Gain (Loss) for the period from:
Assets		64,943,049	48,230,804
Long-term assets	20,635,907	35,796,241	37,664,748
Assets	41,548,305
Europeans Union [member]
Gain (Loss) for the period from:
Assets		2,519,798	2,288,091
Long-term assets		108,924	1,067,495
Assets	1,146,504
United Kingdom Area [Member]
Gain (Loss) for the period from:
Assets			2,896,582
Long-term assets			2,507,761
Gaming [member]
Revenue
External sales	1,906,137	1,401,981	4,140,731
Results
Segment loss	(706,528)	(354,356)	(4,842,557)
Gentral administration costs
Other gains and losses	(6,490)	4,569	16,565
Finance costs	57	(60)	102,596
Loss before tax	(700,095)	(358,865)
Gain (Loss) for the period from:
Gain (Loss) for the year from Share of net loss of associate
Discontinued operations	(12,547,685)	(14,496,066)
Gain (Loss) for the year from Non-controlling interest in net loss
Net loss	(13,247,780)	(14,854,931)	(10,821,929)
Income tax
Loss before tax			(4,961,718)
Gain (Loss) for the year from Discontinued operations			(5,860,211)
Gaming [member] | Previously stated [member]
Revenue
External sales		5,277,583
Results
Segment loss		(9,064,847)
Gentral administration costs
Other gains and losses		4,720,312
Finance costs		124,663
Gain (Loss) for the period from:
Gain (Loss) for the year from Share of net loss of associate
Gain (Loss) for the year from Non-controlling interest in net loss
Net loss		(14,854,931)
Income tax
Loss before tax		(13,909,822)
Gain (Loss) for the year from Discontinued operations		(945,109)
Media [member]
Revenue
External sales	39,976,476	31,943,287	6,404,736
Results
Segment loss	(11,436,185)	(7,611,679)	(833,891)
Gentral administration costs
Other gains and losses	4,059,247	(39,258)	(14,011)
Finance costs	1,193	512,937	241,520
Loss before tax	(15,496,625)	(8,085,358)
Gain (Loss) for the period from:
Gain (Loss) for the year from Share of net loss of associate
Discontinued operations
Gain (Loss) for the year from Non-controlling interest in net loss
Net loss	(15,496,625)	(8,085,358)	(1,061,400)
Income tax
Loss before tax			(1,061,400)
Gain (Loss) for the year from Discontinued operations
Media [member] | Previously stated [member]
Revenue
External sales		31,943,287
Results
Segment loss		(7,611,679)
Gentral administration costs
Other gains and losses		(39,258)
Finance costs		512,937
Gain (Loss) for the period from:
Gain (Loss) for the year from Share of net loss of associate
Gain (Loss) for the year from Non-controlling interest in net loss
Net loss		(8,085,358)
Income tax
Loss before tax		(8,085,358)
Gain (Loss) for the year from Discontinued operations
Corporate and Others [member]
Revenue
External sales			376
Results
Segment loss			376
Gentral administration costs	9,788,532	8,529,166	9,692,464
Other gains and losses	(10,312,246)	6,712,278	10,276,041
Finance costs	728,598	762,121	564,650
Loss before tax	(204,884)	(16,003,565)
Gain (Loss) for the period from:
Gain (Loss) for the year from Share of net loss of associate		(103,930)
Discontinued operations	14,535,910	(1,747,033)
Gain (Loss) for the year from Non-controlling interest in net loss	(65,219)	74,006	76,066
Net loss	$ 14,265,807	(17,780,522)	(20,456,713)
Income tax
Loss before tax			(20,532,779)
Gain (Loss) for the year from Discontinued operations
Corporate and Others [member] | Previously stated [member]
Revenue
External sales
Results
Segment loss
Gentral administration costs		9,733,244
Other gains and losses		6,576,302
Finance costs		762,121
Gain (Loss) for the period from:
Gain (Loss) for the year from Share of net loss of associate		(103,930)
Gain (Loss) for the year from Non-controlling interest in net loss		74,006
Net loss		(17,780,522)
Income tax
Loss before tax		(17,071,667)
Gain (Loss) for the year from Discontinued operations		(678,931)
Gaming Media Corporateand Others [Member]
Revenue
External sales			10,545,843
Results
Segment loss			(5,676,072)
Gentral administration costs			9,692,464
Other gains and losses			10,278,595
Finance costs			908,766
Gain (Loss) for the period from:
Gain (Loss) for the year from Non-controlling interest in net loss			76,066
Net loss			(32,340,042)
Income tax
Loss before tax			(26,555,897)
Gain (Loss) for the year from Discontinued operations			$ (5,860,211)
Gaming Media Corporateand Others [Member] | Previously stated [member]
Revenue
External sales		37,220,870
Results
Segment loss		(16,676,526)
Gentral administration costs		9,733,244
Other gains and losses		11,257,356
Finance costs		1,399,721
Gain (Loss) for the period from:
Gain (Loss) for the year from Share of net loss of associate		(103,930)
Gain (Loss) for the year from Non-controlling interest in net loss		74,006
Net loss		(40,720,811)
Income tax
Loss before tax		(39,066,847)
Gain (Loss) for the year from Discontinued operations		$ (1,624,040)